Weighted Average Number of Common Shares used in Computing Income Per Common Share and Effect on Potential Dilutive Common Stock (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Weighted average common shares outstanding for basic income per common share	11,862,367	7,040,413	11,862,367	6,557,664	9,204,847	6,050,969	6,007,743
Effect of dilutive securities, stock options	0	0	0	0	0	0	0
Effect of dilutive securities, Series B Preferred Stock	5,240,192	1,094,106	5,240,192	550,075	0	0	0
Weighted average common shares outstanding for diluted income per common share	17,102,559	8,134,519	17,102,559	7,107,739	9,204,847	6,050,969	6,007,743
Basic income per common share	$ 0.10	$ 0.04	$ 0.22	$ 0.15	$ (0.45)	$ 0.32	$ 0.05
Diluted income per common share	$ 0.06	$ 0.04	$ 0.15	$ 0.14	$ (0.45)	$ 0.32	$ 0.05